EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
EARNINGS (LOSS) PER SHARE	NOTE 9 - EARNINGS (LOSS) PER SHARE
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AND PER UNIT DATA)
The calculation of basic earnings (loss) per share is based on net income (loss) and on the weighted average number of shares outstanding during the period. The calculation of diluted earnings per share is based on net income (loss) and the weighted average number of shares outstanding plus the weighted average number of shares that would be issued if dilutive options and warrants were converted into shares on the last day of the reporting period. The weighted average number of shares outstanding for the computation of both basic and diluted earnings (loss) per share excludes shares held as treasury shares in the Employee Benefit Trust (“EBT”), which for accounting purposes are treated in the same manner as shares held in the treasury reserve. Refer to Note 16 for additional information regarding the EBT.
Effective December 5, 2023, the Company executed a 20-for-1 consolidation of its outstanding shares. The Group’s weighted average shares outstanding and earnings (loss) per share calculation have been retroactively adjusted for all reporting periods.
Basic and diluted earnings (loss) per share are calculated as follows for the periods presented:

		Year Ended
	Calculation	December 31, 2023	December 31, 2022	December 31, 2021
Net income (loss) attributable to Diversified Energy Company PLC	A	$758,018	$(625,410)	$(325,509)
Weighted average shares outstanding - basic	B	47,165	42,204	39,677
Dilutive impact of potential shares		349	—	—
Weighted average shares outstanding - diluted	C	47,514	42,204	39,677

Earnings (loss) per share - basic	= A/B	$16.07	$(14.82)	$(8.20)
Earnings (loss) per share - diluted	= A/C	$15.95	$(14.82)	$(8.20)

Potentially dilutive shares(a)		54	767	325
(a)Outstanding share-based payment awards excluded from the diluted EPS calculation because their effect would have been anti-dilutive.